Unitholders' Capital	3 Months Ended
Mar. 31, 2014
Equity [Abstract]
Unitholders' Capital
Unitholders’ Capital
Distributions
Under the Company’s limited liability company agreement, unitholders are entitled to receive a distribution of available cash, which includes cash on hand plus borrowings less any reserves established by the Company’s Board of Directors to provide for the proper conduct of the Company’s business (including reserves for future capital expenditures, including drilling, acquisitions and anticipated future credit needs) or to fund distributions over the next four quarters. Distributions paid by the Company are presented on the condensed consolidated statement of unitholders’ capital and the condensed consolidated statements of cash flows. On April 1, 2014, the Company’s Board of Directors declared a cash distribution of $0.725 per unit with respect to the first quarter of 2014, to be paid in three equal installments of $0.2416 per unit. The first monthly distribution with respect to the first quarter of 2014, totaling approximately $80 million, was paid on April 16, 2014, to unitholders of record as of the close of business on April 11, 2014.